Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	9. COMMITMENTS AND CONTINGENCIES There were no outstanding capital commitments as of December 31, 2013 or 2014.